Property and Equipment - Summary of Land, Buildings and Equipment (Detail) $ in Millions	12 Months Ended
Oct. 31, 2020 CAD ($)
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	$ 1,813
Balance at end of year	2,997
Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	4,643
Impact of adopting IFRS 16	1,018
Additions	427
Disposals	(217)
Adjustments	16
Balance at end of year	5,887
Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	(2,830)
Impact of adopting IFRS 16	(322)
Depreciation	517
Disposals	137
Adjustments	2
Balance at end of year	(2,890)
Right-of-use assets [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at end of year	1,474
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Impact of adopting IFRS 16	1,733
Additions	115
Disposals	(64)
Adjustments	6
Balance at end of year	1,790
Right-of-use assets [member] | Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Impact of adopting IFRS 16	54
Depreciation	280
Disposals	18
Balance at end of year	(316)
Land and buildings [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	714
Balance at end of year	376
Land and buildings [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	1,383
Impact of adopting IFRS 16	(715)
Additions	17
Disposals	(6)
Adjustments	2
Balance at end of year	681
Land and buildings [member] | Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	(669)
Impact of adopting IFRS 16	(376)
Depreciation	13
Disposals	2
Adjustments	1
Balance at end of year	(305)
Computer equipment [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	224
Balance at end of year	240
Computer equipment [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	1,043
Additions	117
Disposals	(53)
Adjustments	2
Balance at end of year	1,109
Computer equipment [member] | Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	(819)
Impact of adopting IFRS 16	0
Depreciation	102
Disposals	53
Adjustments	1
Balance at end of year	(869)
Office furniture, equipment and other [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	492
Balance at end of year	576
Office furniture, equipment and other [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	1,013
Additions	142
Disposals	(29)
Adjustments	3
Balance at end of year	1,129
Office furniture, equipment and other [member] | Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	(521)
Depreciation	50
Disposals	18
Balance at end of year	(553)
Leasehold improvements [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	383
Balance at end of year	331
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	1,204
Additions	36
Disposals	(65)
Adjustments	3
Balance at end of year	1,178
Leasehold improvements [member] | Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	(821)
Depreciation	72
Disposals	46
Balance at end of year	$ (847)